Consolidated Schedule of Investments
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Variable Rate Senior Loan Interests–109.86%(b)(c)
Aerospace & Defense–5.14%
FDH Group Acquisition, Inc.
Delayed Draw Term Loan(d)(e)	0.00%	10/21/2031		$167	$167,713
Delayed Draw Term Loan(d)(e)(f)	0.00%	10/21/2031		4,000	4,012,000
Delayed Draw Term Loan (3 mo. Term SOFR + 4.75%)(d)(f)	8.45%	10/21/2031		104	104,686
Term Loan B (3 mo. Term SOFR + 4.75%)(d)(f)	8.45%	11/04/2031		719	720,949
Gogo Intermediate Holdings LLC, Term Loan (1 mo. Term SOFR + 3.86%)	7.48%	04/30/2028		984	915,809
NAC Aviation 8 Ltd. (Ireland), Revolver Loan(d)(e)	0.00%	12/31/2026		1,642	1,642,458
Peraton Corp., First Lien Term Loan B (3 mo. Term SOFR + 3.85%)	7.51%	02/01/2028		1,214	1,082,852
S3 AeroDefense
Delayed Draw Term Loan(d)(e)(f)	10.75%	05/01/2032		2,143	2,132,143
Term Loan A (3 mo. Term SOFR + 5.00%)(d)(f)	10.75%	05/01/2032		2,857	2,828,571
					13,607,181
Air Transport–0.86%
American Airlines, Inc.
Term Loan (1 mo. Term SOFR + 2.25%)	5.91%	06/04/2029		962	949,388
Term Loan(g)	–	05/20/2033		671	665,678
WestJet Airlines Ltd. (Canada), Term Loan (3 mo. Term SOFR + 2.75%)	6.45%	02/14/2031		666	655,958
					2,271,024
Automotive–3.36%
Autokiniton US Holdings, Inc., Term Loan B (1 mo. Term SOFR + 4.11%)	7.73%	04/06/2028		964	963,284
Highline Aftermarket Acquisition LLC, Term Loan B (6 mo. Term SOFR + 3.50%)	7.23%	02/19/2030		215	216,619
Muth Mirror Systems LLC
Revolver Loan(d)(e)(f)	0.00%	03/31/2027		503	160,005
Revolver Loan (Acquired 04/23/2019-03/31/2026; Cost $1,703,429)(d)(f)(h)	7.00%	03/31/2027		1,201	381,967
Term Loan (Acquired 04/23/2019-03/31/2026; Cost $19,630,240)(d)(f)	7.00%	03/31/2027		19,677	6,257,473
Project Boost Purchaser LLC, Term Loan (3 mo. Term SOFR + 2.75%)	6.45%	07/16/2031		914	904,953
					8,884,301
Beverage & Tobacco–0.05%
City Brewing Co. LLC
First Lien Term Loan (3 mo. Term SOFR + 7.00%)(d)	10.67%	09/30/2030		468	70,229
Term Loan (3 mo. Term SOFR + 7.00%)(d)	10.67%	09/30/2030		156	70,090
					140,319
Brokers, Dealers & Investment Houses–0.87%
GC Ferry Acquisition I, Inc. (First Eagle Investment Management LLC)
Delayed Draw Term Loan(e)	0.00%	08/16/2032		239	239,257
Term Loan B (3 mo. Term SOFR + 3.50%)	7.20%	08/16/2032		1,396	1,397,861
Orion US Finco (OSTTRA), Term Loan B (3 mo. Term SOFR + 5.50%)	7.17%	10/08/2032		655	656,775
					2,293,893
Building & Development–2.15%
Anvil UK Bidco Ltd. (United Kingdom), Incremental Delayed Draw Term Loan (3 mo. EURIBOR + 6.25%)(d)(f)	8.44%	05/03/2032	EUR	2,564	2,930,953
Empire Today LLC, Term Loan (3 mo. Term SOFR + 5.50%)(d)	9.16%	05/03/2032		496	495,590
Interior Logic Group, Inc. (Signal Parent), Term Loan B (3 mo. Term SOFR + 3.60%) (Acquired 09/11/2023-12/08/2025; Cost $1,262,678)(h)	7.26%	04/03/2028		1,458	642,719
IPS Corp./CP Iris Holdco
Delayed Draw Term Loan(e)	0.00%	10/27/2032		25	24,517
Term Loan B (1 mo. Term SOFR + 4.00%)	7.62%	10/27/2032		847	821,027
Oldcastle BuildingEnvelope, Inc., Term Loan B (3 mo. Term SOFR + 4.25%)	7.95%	04/29/2029		1,212	776,573
					5,691,379
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunity Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Business Equipment & Services–14.02%
Cloud Software Group, Inc., Term Loan B (3 mo. Term SOFR + 3.25%)	6.95%	08/09/2032		$731	$686,420
Constant Contact, Inc., Term Loan (3 mo. Term SOFR + 4.26%)	7.93%	02/10/2028		1,807	1,690,023
DTI HoldCo, Inc., Term Loan B (1 mo. Term SOFR + 4.00%)	7.62%	04/26/2029		687	615,765
GI Revelation Acquisition LLC, Term Loan B-4 (1 mo. Term SOFR + 3.75%)	7.37%	05/12/2028		2,515	2,024,757
Heron BidCo, LLC (Heidrick & Struggles International Inc), Term Loan B (3 mo. Term SOFR + 4.00%)	7.70%	10/10/2032		686	690,308
IMS Services Enterprises LLC
Delayed Draw Term Loan(d)(e)(f)	0.00%	04/01/2033		605	601,617
Revolver Loan(d)(e)(f)	0.00%	04/01/2033		194	191,550
Revolver Loan (1 mo. Term SOFR + 4.75%)(d)(f)	8.40%	04/01/2033		48	47,887
Term Loan (1 mo. Term SOFR + 4.75%)(d)(f)	8.40%	04/01/2033		1,693	1,676,062
Lamark Media Group LLC
Delayed Draw Term Loan (3 mo. Term SOFR + 5.00%)(d)(f)	8.70%	10/14/2027		1,478	1,478,277
Revolver Loan(d)(e)(f)	0.00%	10/14/2027		382	381,984
Revolver Loan (3 mo. Term SOFR + 5.00%)(d)(f)	8.66%	10/14/2027		637	636,639
Term Loan (3 mo. Term SOFR + 5.00%)(d)(f)	8.70%	10/14/2027		6,827	6,827,324
Learning Care Group (US) No. 2, Inc., Term Loan B (3 mo. Term SOFR + 4.00%)	7.70%	08/11/2028		803	626,931
LSF 12 Phoenix Holdco, LLC (dba Alliance Ground International), Term Loan B (1 mo. Term SOFR + 4.50%)	8.20%	03/25/2033		668	665,443
Monitronics International, Inc., DIP Term Loan A (3 mo. Term SOFR + 7.76%) (Acquired 06/30/2023; Cost $4,028,676)(d)(h)	11.46%	06/30/2028		4,029	4,026,662
Nationwide Legal LLC
Delayed Draw Term Loan(d)(f)(g)	–	04/30/2032		2,183	2,161,374
Revolver Loan(d)(f)(g)	–	04/30/2032		611	604,580
Term Loan(d)(f)(g)	–	04/30/2033		3,206	3,174,046
Netrix LLC
Revolver Loan(d)(e)(f)	0.00%	10/31/2031		294	289,483
Term Loan A (1 mo. Term SOFR + 5.50%)(d)(f)	9.12%	10/31/2031		1,702	1,676,316
Plano HoldCo, Inc., Term Loan B (3 mo. Term SOFR + 3.50%)	7.20%	10/02/2031		868	703,160
Project Dragon (Voyix Digital Banking), Term Loan B (3 mo. Term SOFR + 2.75%)	6.45%	09/30/2031		914	817,952
Ryan LLC (Ryan Tax), Term Loan (1 mo. Term SOFR + 3.50%)	7.12%	11/05/2032		1,627	1,626,457
Spin Holdco Inc.
Term Loan (3 mo. Term SOFR + 4.26%)	7.93%	09/04/2030		2,240	1,658,888
Term Loan B (3 mo. Term SOFR + 5.43%)	9.10%	09/28/2030		765	787,077
UnitedLex Corp.
Delayed Draw Term Loan(d)(e)	0.00%	06/01/2026		13	13,239
Delayed Draw Term Loan(d)(g)	–	06/01/2026		66	66,193
Term Loan (Acquired 10/14/2020; Cost $904,084)(d)(h)(i)	0.00%	03/20/2027		908	427,725
Veritext Corp., Term Loan(g)	–	08/09/2030		207	203,897
					37,078,036
Cable & Satellite Television–13.14%
Altice Financing S.A. (Altice-Int’l) (Luxembourg)
Term Loan B (3 mo. EURIBOR + 5.00%)	7.20%	10/31/2027	EUR	3,036	2,718,341
Term Loan B (3 mo. EURIBOR + 5.00%)	7.20%	11/01/2027	EUR	2,247	2,012,443
Atlantic Broadband Finance LLC (Cogeco), Term Loan B-1 (3 mo. Term SOFR + 3.25%)	6.89%	09/18/2030		1,135	953,840
Lightning Finco Ltd. (LiveU) (United Kingdom)
Term Loan B-1 (6 mo. Term SOFR + 5.92%)(d)(f)	9.59%	08/31/2028		18,375	18,375,146
Term Loan B-2 (6 mo. EURIBOR + 5.00%)(d)(f)	7.62%	08/31/2028	EUR	1,886	2,199,569
SFR-Numericable (YPSO, Altice France) (France), Term Loan B-14 (3 mo. EURIBOR + 6.88%)	9.08%	05/30/2031	EUR	5,579	6,656,098
Versant Media Group, Inc., Term Loan B (3 mo. Term SOFR + 3.50%)	7.20%	01/30/2031		469	471,093
Virgin Media 02 - LG (United Kingdom), Term Loan Y (6 mo. Term SOFR + 3.18%)	6.97%	03/31/2031		1,518	1,370,534
					34,757,064
Chemicals & Plastics–8.29%
A-Gas Finco, Inc., Term Loan (3 mo. Term SOFR + 3.25%)	8.95%	12/14/2029		1,069	957,036
Hexion International Holdings B.V., Term Loan B (1 mo. Term SOFR + 4.00%)	7.58%	03/15/2029		1,223	1,188,841
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunity Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Chemicals & Plastics–(continued)
Ineos Quattro (STYRO)
Term Loan B (1 mo. Term SOFR + 4.35%)	7.97%	04/02/2029		$1,370	$1,273,828
Term Loan B (1 mo. Term SOFR + 3.75%)	7.47%	03/14/2030		361	322,355
Ineos US Finance LLC
Term Loan (1 mo. Term SOFR + 3.25%)	6.87%	02/18/2030		1,651	1,572,292
Term Loan B (1 mo. Term SOFR + 3.00%)	6.62%	02/07/2031		133	126,293
Matrix Adhesives
Delayed Draw Term Loan(d)(e)(f)	0.00%	03/23/2033		560	556,755
Revolver Loan(d)(e)(f)	0.00%	03/23/2033		224	221,583
Term Loan A (1 mo. Term SOFR + 4.50%)(d)(f)	8.19%	03/23/2033		1,217	1,204,459
MicroCare Holdings LLC
Delayed Draw Term Loan(d)(e)(f)	0.00%	08/08/2031		604	604,079
Revolver Loan(d)(e)(f)	0.00%	08/08/2031		604	604,079
Term Loan (3 mo. Term SOFR + 5.75%)(d)(f)	9.40%	06/13/2029		3,702	3,702,519
Nouryon Finance B.V., Term Loan B-1 (6 mo. Term SOFR + 3.25%)	6.94%	04/03/2028		678	679,194
Oxea Corp. (OQ Chemicals), Term Loan B-2 (3 mo. Term SOFR + 4.85%)	8.53%	04/08/2031		1,532	1,032,260
SCIL USA Holdings LLC, Term Loan B (3 mo. Term SOFR + 4.00%)	7.65%	11/08/2032		819	813,090
V Global Holdings LLC
Revolver Loan(d)(e)(f)	0.00%	01/02/2029		420	391,521
Revolver Loan (1 mo. Term SOFR + 5.85%)(d)(f)	9.48%	01/02/2029		426	397,175
Term Loan (3 mo. Term SOFR + 5.90%)(d)(f)	9.55%	01/02/2029		6,749	6,290,325
					21,937,684
Containers & Glass Products–5.13%
Berlin Packaging LLC, Term Loan (3 mo. Term SOFR + 3.25%)	6.95%	06/07/2031		727	723,464
Consolidated Container Co. LLC, Term Loan B (1 mo. Term SOFR + 2.50%)	6.12%	06/11/2031		838	817,967
Evaaro US Bidco (Keg Logistics + Ekeg MergeCo)
Delayed Draw Term Loan(d)(e)(f)	0.00%	04/03/2032		273	271,239
Delayed Draw Term Loan(d)(e)(f)	0.00%	04/03/2032	GBP	56	74,803
Revolver Loan(d)(e)(f)	0.00%	04/03/2032		221	218,179
Term Loan A (3 mo. Term SOFR + 5.00%)(d)(f)	8.68%	04/03/2032		1,049	1,033,310
Term Loan B (3 mo. GBP SONIA + 5.00%)(d)(f)	8.73%	04/03/2032	GBP	289	383,825
Flex Acquisition Co., Inc., Term Loan B (1 mo. Term SOFR + 3.25%)	6.87%	04/01/2032		1,035	980,597
Iris Holding, Inc. (Intertape), First Lien Term Loan (3 mo. Term SOFR + 4.85%)	8.51%	06/28/2028		996	924,370
Keg Logistics LLC, Revolver Loan(d)(e)(f)	0.00%	11/23/2027		1,366	1,366,251
Klockner (KPERST/Kleopatra) (Luxembourg), Term Loan (3 mo. EURIBOR + 7.00%)	9.20%	01/30/2031	EUR	1,043	1,093,978
Libbey Glass LLC, Term Loan B (3 mo. Term SOFR + 6.65%)(d)	10.32%	11/22/2027		1,889	1,815,732
Mold-Rite Plastics LLC (Valcour Packaging LLC)
Term Loan A-1 (1 mo. Term SOFR + 5.25%)	8.85%	10/04/2028		375	373,841
Term Loan A-2 (1 mo. Term SOFR + 1.50%)	5.22%	10/04/2028		953	758,183
Pregis Corp., Term Loan B (1 mo. Term SOFR + 3.75%)	7.37%	02/01/2029		507	510,214
Sword Purchaser LLC, Term Loan B (1 mo. Term SOFR + 4.00%)	7.62%	04/09/2033		1,097	1,071,358
TricorBraun, Inc., Term Loan B (1 mo. Term SOFR + 3.25%)	6.87%	03/03/2031		662	632,616
Trident TPI Holdings, Inc., First Lien Term Loan (3 mo. Term SOFR + 3.75%)	7.45%	09/15/2028		534	517,324
					13,567,251
Cosmetics & Toiletries–0.78%
Bausch and Lomb, Inc., Term Loan B (1 mo. Term SOFR + 3.75%)	7.37%	01/30/2031		1,248	1,255,036
KDC/ONE Development Corp., Inc. (Canada), Term Loan (1 mo. Term SOFR + 3.50%)	7.12%	08/15/2028		808	802,731
					2,057,767
Ecological Services & Equipment–0.32%
Groundworks LLC, Term Loan (1 mo. Term SOFR + 3.00%)	6.58%	03/14/2031		848	851,867
Electronics & Electrical–8.75%
Boxer Parent Co., Inc., Term Loan (3 mo. Term SOFR + 3.00%)	6.67%	07/30/2031		738	693,556
Dayforce, Inc., Term Loan B (3 mo. Term SOFR + 3.00%)	6.66%	02/04/2033		935	892,832
Delta Topco, Inc. (Infoblox, Inc.), Term Loan B (1 mo. Term SOFR + 2.75%)	6.42%	11/30/2029		871	844,418
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunity Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Electronics & Electrical–(continued)
Infinite Electronics
First Lien Term Loan (3 mo. Term SOFR + 4.01%)	7.68%	03/02/2028		$857	$852,220
Second Lien Term Loan (3 mo. Term SOFR + 7.26%)	10.93%	03/02/2029		474	461,169
Instructure Holdings, Inc., Term Loan (3 mo. Term SOFR + 2.75%)	6.44%	11/13/2031		1,088	1,041,991
ION Platform Finance US, Inc., Term Loan (3 mo. Term SOFR + 3.75%)	7.45%	10/07/2032		1,955	1,534,392
KnowBe4 (aka Oranje MidCo. LLC), Term Loan B (3 mo. Term SOFR + 3.75%)	7.41%	07/26/2032		545	468,539
Learning Pool (Brook Bidco Ltd.) (United Kingdom)
Term Loan (6 mo. Term SOFR + 7.00%)(d)	10.62%	08/17/2028		901	858,173
Term Loan B (6 mo. GBP SONIA + 6.78%)(d)	10.50%	07/10/2028	GBP	674	865,058
Mavenir Systems, Inc., Second Lien Term Loan(d)	12.00%	07/26/2030		174	117,420
McAfee LLC, Term Loan B (1 mo. Term SOFR + 3.00%)	6.62%	03/01/2029		1,214	1,106,410
Modena Buyer LLC (End User Computing), Term Loan (3 mo. Term SOFR + 4.25%)	7.91%	07/01/2031		1,325	1,205,892
Native Instruments (Music Creation Group GmbH/APTUS) (Germany), Term Loan B (Acquired 01/14/2022-06/10/2025; Cost $1,486,309)(d)(h)(i)(j)	0.00%	03/03/2028	EUR	1,311	76,466
Proofpoint, Inc., Term Loan (3 mo. Term SOFR + 3.00%)	6.70%	08/31/2028		1,647	1,610,730
Quest Software US Holdings, Inc.
First Lien Term Loan (3 mo. Term SOFR + 4.40%)	8.06%	02/01/2029		2,042	1,300,435
First Lien Term Loan (3 mo. Term SOFR + 6.00%)	9.66%	02/01/2029		625	610,550
RANGE RED OPER, Inc., Second Lien Term Loan (3 mo. Term SOFR + 8.10%)(d)	11.76%	10/01/2029		1	0
Renaissance Holding Corp., Term Loan (3 mo. Term SOFR + 4.00%)	7.66%	04/05/2030		1,762	1,394,185
Riverbed Technology LLC, PIK Term Loan, 2.00% PIK Rate, 6.20% Cash Rate(k)	6.20%	07/01/2028		1,644	744,120
SonicWall U.S. Holdings, Inc., First Lien Term Loan (3 mo. Term SOFR + 5.00%) (Acquired 08/16/2023; Cost $1,037,934)(h)	8.70%	05/18/2028		1,053	345,717
STG-Fairway Acquisitions, Inc., First Lien Term Loan B-3 (3 mo. Term SOFR + 2.75%)	6.45%	10/31/2031		682	675,711
Storable, Term Loan B (1 mo. Term SOFR + 3.25%)	6.87%	04/16/2031		704	688,610
Ultimate Software Group, Inc., First Lien Term Loan (3 mo. Term SOFR + 3.25%)	5.91%	02/10/2031		1,106	1,070,405
Utimaco (SGT Ultimate BidCo GmbH) (Germany)
Term Loan B-1 (6 mo. EURIBOR + 5.50%)(d)	7.95%	05/31/2029	EUR	2,134	2,489,034
Term Loan B-2 (6 mo. Term SOFR + 5.92%)(d)	9.43%	05/31/2029		1,205	1,204,688
					23,152,721
Financial Intermediaries–3.73%
AnaCap (AFE S.A. SICAV-RAIF) (Italy)
Delayed Draw Term Loan(d)(e)	0.00%	01/01/2030	EUR	664	767,147
Term Loan (1 mo. EURIBOR + 10.50%)(d)	10.50%	01/01/2030	EUR	542	626,710
Term Loan (1 yr. EURIBOR + 0.02%)(d)	0.02%	10/31/2031	EUR	4,039	0
Term Loan B (3 mo. EURIBOR + 4.00%)(d)	6.20%	01/15/2030	EUR	4,937	5,088,306
Broadstreet Partners, Inc., Term Loan B (1 mo. Term SOFR + 2.50%)	6.12%	06/13/2031		719	710,611
Citrin Cooperman Advisors LLC, Term Loan B (3 mo. Term SOFR + 3.00%)	6.70%	04/01/2032		543	536,617
Edelman Financial Center, LLC (The), Term Loan (1 mo. Term SOFR + 4.00%)	7.62%	12/01/2031		408	408,892
Eisner Advisory Group LLC
Delayed Draw Term Loan(d)(e)	0.00%	02/28/2031		269	269,286
Incremental Term Loan (1 mo. Term SOFR + 4.00%)	7.62%	02/28/2031		589	579,444
Grant Thornton Advisors LLC, Term Loan B (1 mo. Term SOFR + 2.75%)	6.37%	06/02/2031		920	886,763
					9,873,776
Food Products–11.48%
Arnott’s (Snacking Investments US LLC), Term Loan B (g)	–	10/29/2032		540	541,200
Biscuit Holding S.A.S. (BISPOU/Cookie Acq) (France), Term Loan B (6 mo. EURIBOR + 4.00%)	6.50%	02/12/2027	EUR	2,500	2,553,934
BrightPet (AMCP Pet Holdings, Inc.)
Incremental Term Loan B (3 mo. Term SOFR + 4.15%)(d)(f)	7.81%	10/05/2026		4,217	2,475,213
Revolver Loan (3 mo. Term SOFR + 7.15%)(d)(f)	10.83%	10/05/2026		1,556	913,349
Term Loan (3 mo. Term SOFR + 4.15%)(d)(f)	7.81%	10/05/2026		4,101	2,407,566
Flora Foods (Netherlands), Term Loan B-15 (3 mo. Term SOFR + 4.25%)	7.90%	08/17/2026		1,387	1,355,207
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunity Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Food Products–(continued)
Florida Food Products LLC
First Lien Term Loan (3 mo. Term SOFR + 5.50%)(d)	9.17%	10/15/2030		$382	$379,251
First Lien Term Loan B (3 mo. Term SOFR + 5.50%)(d)	9.17%	10/15/2030		351	347,974
Second Lien Term Loan A (3 mo. Term SOFR + 5.25%)	8.94%	10/15/2030		927	680,985
Second Lien Term Loan C (3 mo. Term SOFR + 5.25%)	8.94%	10/15/2030		164	120,119
Second Lien Term Loan D (3 mo. Term SOFR + 5.25%)	8.94%	10/15/2030		35	25,726
Third Lien Term Loan (3 mo. Term SOFR + 8.11%)(d)	11.94%	04/15/2031		866	238,108
Glacier/Iceberg Acquisitions UK Ltd. (United Kingdom), Term Loan (6 mo. EURIBOR + 4.50%)	7.09%	02/11/2033	EUR	1,000	1,152,304
Shearer’s Foods LLC, Term Loan B (1 mo. Term SOFR + 2.75%)	6.37%	02/12/2031		708	696,484
Teasdale Foods, Inc., Term Loan (3 mo. Term SOFR + 4.40%)(d)(f)	8.10%	03/30/2029		17,066	12,611,947
TreeHouse Foods, Inc., Term Loan B (1 mo. Term SOFR + 4.25%)	7.87%	02/11/2033		854	859,956
Western Smokehouse Partners
Delayed Draw Term Loan(d)(e)(f)	0.00%	03/31/2029		257	256,661
Delayed Draw Term Loan (1 mo. Term SOFR + 5.50%)(d)(f)	9.15%	03/31/2029		86	85,554
Delayed Draw Term Loan (1 mo. Term SOFR + 5.50%)(d)(f)	9.15%	03/31/2030		150	149,678
Revolver Loan(d)(e)(f)	0.00%	03/31/2030		184	184,096
Term Loan (1 mo. Term SOFR + 5.50%)(d)(f)	9.15%	03/31/2029		1,026	1,024,079
Term Loan B (1 mo. Term SOFR + 5.50%)(d)(f)	9.15%	03/31/2029		1,308	1,305,234
					30,364,625
Food Service–0.99%
BCPE Empire Holdings, Inc. (ImperialDade), Term Loan (1 mo. Term SOFR + 3.50%)	7.12%	12/29/2032		1,033	1,029,777
Selecta Group B.V. (Switzerland)
Revolver Loan(d)(e)	0.00%	08/01/2030	EUR	3	2,943
Revolver Loan (6 mo. EURIBOR + 5.50%)(d)	7.67%	08/01/2030	EUR	1,067	1,212,330
Sizzling Platter, LLC
Delayed Draw Term Loan(g)	–	06/25/2032		13	11,006
Delayed Draw Term Loan(e)	0.00%	06/25/2032		4	3,829
Term Loan B(g)	–	06/25/2032		398	347,944
					2,607,829
Forest Products–1.09%
NewLife Forest Restoration LLC, Term Loan (Acquired 02/22/2022-02/26/2026; Cost $7,092,096)(d)(h)	0.00%	04/10/2029		1,300	1,300,220
Proampac PG Borrower LLC, Term Loan B (3 mo. Term SOFR + 4.00%)	7.67%	03/07/2033		1,604	1,574,914
					2,875,134
Health Care–7.29%
Ascend Learning LLC, Term Loan B (1 mo. Term SOFR + 3.00%)	6.62%	12/11/2028		893	882,125
Capitol Imaging Services LLC
Delayed Draw Term Loan (3 mo. Term SOFR + 5.00%)(d)(f)	8.67%	01/03/2030		375	371,597
Incremental Delayed Draw Term Loan(d)(e)(f)	0.00%	01/03/2030		1,212	1,202,800
Incremental Term Loan (3 mo. Term SOFR + 5.00%)(d)(f)	8.67%	01/03/2030		37	37,200
Revolver Loan(d)(e)(f)	0.00%	01/03/2030		128	127,397
Term Loan B (3 mo. Term SOFR + 5.00%)(d)(f)	8.68%	12/31/2029		1,970	1,954,168
Cerba (Chrome Bidco) (France)
Incremental Term Loan D (6 mo. EURIBOR + 5.45%)	7.59%	02/16/2029	EUR	3,000	2,570,039
Term Loan B (6 mo. EURIBOR + 3.70%)	5.84%	06/30/2028	EUR	4,000	3,419,021
Global Medical Response, Inc., Term Loan B (1 mo. Term SOFR + 3.25%)	6.85%	10/01/2032		1,277	1,283,805
HAH Group Holding Co. (Help At Home), Term Loan B (1 mo. Term SOFR + 5.00%)	8.62%	09/24/2031		634	553,223
Organon & Co., Term Loan (1 mo. Term SOFR + 2.25%)	5.87%	05/19/2031		202	202,383
Precision Medicine Group LLC, Term Loan B (3 mo. Term SOFR + 3.50%)	7.16%	08/20/2032		784	784,201
SDB Holdco LLC (Specialty Dental Brands)
Delayed Draw Term Loan (1 mo. Term SOFR + 7.11%)(d)(f)	10.75%	03/18/2027		791	863,238
Term Loan A (1 mo. Term SOFR + 7.11%)(d)(f)	10.75%	03/18/2027		6,989	4,417,070
US Fertility Enterprises LLC
Delayed Draw Term Loan(e)	0.00%	12/30/2032		34	34,334
Delayed Draw Term Loan (3 mo. Term SOFR + 3.50%)	7.16%	12/30/2032		48	48,199
Term Loan B (1 mo. Term SOFR + 3.50%)	7.12%	12/30/2032		540	544,721
					19,295,521
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunity Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Home Furnishings–1.70%
Hunter Douglas Holding B.V. (Netherlands), Term Loan B-1 (3 mo. Term SOFR + 3.00%)	6.70%	01/17/2032		$990	$991,113
Kidde Global Solutions, Term Loan B (1 mo. Term SOFR + 3.00%)	6.65%	12/02/2031		636	640,623
Serta Simmons Bedding LLC
First Lien Term Loan (3 mo. Term SOFR + 7.61%)(d)	11.29%	06/29/2028		119	119,059
Term Loan (3 mo. Term SOFR + 7.61%)	11.31%	06/29/2028		1,676	1,579,511
Weber-Stephen Products LLC, Term Loan (3 mo. Term SOFR + 3.75%)	7.44%	10/01/2032		1,211	1,168,209
					4,498,515
Industrial Equipment–6.38%
80-20
Delayed Draw Term Loan(d)(e)(f)	0.00%	12/12/2031		254	251,429
Revolver Loan(d)(e)(f)	0.00%	12/12/2031		381	377,143
Term Loan A (3 mo. Term SOFR + 4.50%)(d)(f)	8.20%	12/12/2031		1,365	1,351,429
AWP Group Holdings, Inc.
First Lien Term Loan(d)(f)(g)	–	12/22/2032		3,912	3,882,528
Revolver Loan(d)(f)(g)	–	12/22/2032		686	681,015
Columbus McKinnon Corp., Term Loan B (3 mo. Term SOFR + 3.50%)	7.20%	01/31/2033		697	699,749
Kantar (Summer BC Bidco/KANGRP) (Luxembourg)
Revolver Loan(d)(e)	0.00%	06/04/2026		2,500	2,312,500
Term Loan B (3 mo. Term SOFR + 5.26%)	8.96%	02/15/2029		386	332,627
LSF12 Helix Parent LLC (Hillenbrand), Term Loan B (1 mo. Term SOFR + 3.50%)	7.12%	02/10/2033		786	782,495
Prime Power Solutions LLC, Second Lien Term Loan(d)(f)(g)	–	10/30/2031		5,000	4,900,000
Rehlko, Term Loan (3 mo. Term SOFR + 3.00%)	6.70%	05/01/2031		317	318,245
STS Operating, Inc. (Sunsource), Term Loan (1 mo. Term SOFR + 4.10%)	7.72%	03/25/2031		837	836,993
Tank Holding Corp., Revolver Loan(d)(e)	0.00%	03/31/2028		176	160,473
					16,886,626
Insurance–0.74%
Acrisure LLC
Term Loan B (1 mo. Term SOFR + 3.00%)	6.62%	11/06/2030		1,056	1,004,961
Term Loan B (1 mo. Term SOFR + 3.25%)	6.87%	06/21/2032		136	128,961
Sedgwick Claims Management Services, Inc., Term Loan (1 mo. Term SOFR + 2.50%)	6.12%	07/31/2031		824	824,617
					1,958,539
Leisure Goods, Activities & Movies–2.87%
Crown Finance US, Inc., First Lien Term Loan (1 mo. Term SOFR + 4.50%)	8.15%	12/02/2031		2,590	2,598,326
Fitness International LLC, Term Loan B (1 mo. Term SOFR + 4.50%)	8.12%	02/12/2029		642	645,933
Oak-Eagle AcquireCo, Inc. (Electronic Arts, Inc; EA), Term Loan B(g)	–	03/23/2033		1,268	1,273,244
Spring Education Group, Inc., Term Loan (1 mo. Term SOFR + 3.25%)	6.95%	10/04/2030		312	311,751
VUE Cinemas (VUECIN) (United Kingdom)
Second Lien Term Loan (6 mo. EURIBOR + 8.00%) (Acquired 02/20/2024-04/08/2026; Cost $709,190)(d)(h)	10.46%	12/31/2027	EUR	888	1,435,633
Term Loan (6 mo. EURIBOR + 8.00%) (Acquired 02/20/2024-04/08/2026; Cost $587,422)(d)(h)	10.46%	12/31/2027	EUR	549	886,772
Term Loan (6 mo. EURIBOR + 8.00%) (Acquired 02/21/2024-04/08/2026; Cost $257,116)(d)(h)	10.46%	12/31/2027	EUR	243	442,222
					7,593,881
Lodging & Casinos–1.97%
Bingo Holdings I, LLC (PlayAGS), Term Loan B (g)	–	06/30/2032		388	388,046
Fertitta Entertainment LLC (Golden Nugget), Term Loan (1 mo. Term SOFR + 3.25%)	6.87%	01/27/2029		1,453	1,449,863
Pioneer Opco LLC (The Venetian), Term Loan (1 mo. Term SOFR + 3.25%)	6.86%	05/06/2033		973	981,612
Turquoise/TRQ Sales LLC, Term Loan B (3 mo. Term SOFR + 3.25%)	6.95%	12/30/2032		630	616,222
Voyager Parent LLC, Term Loan B (3 mo. Term SOFR + 4.25%)	7.95%	07/01/2032		1,771	1,773,629
					5,209,372
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunity Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Oil & Gas–2.11%
McDermott International Ltd.
LOC(e)	0.00%	06/30/2027	$2,601	$2,438,250
LOC (3 mo. Term SOFR + 4.00%)(d)	7.95%	06/30/2027	1,194	1,103,866
PIK Term Loan, 3.00% PIK Rate, 4.73% Cash Rate(k)	4.73%	12/31/2027	1,230	1,106,509
Term Loan (1 mo. Term SOFR + 3.11%)	6.73%	06/30/2027	180	157,938
Venture Global Calcasieu Pass, Term Loan B (6 mo. Term SOFR + 3.25%)	6.94%	04/11/2033	778	781,920
				5,588,483
Publishing–1.55%
Cengage Learning, Inc., Term Loan B (1 mo. Term SOFR + 3.00%)	6.64%	03/24/2031	1,566	1,545,734
Century DE Buyer LLC (Simon & Schuster), Term Loan (3 mo. Term SOFR + 3.00%)	6.66%	10/30/2030	684	678,142
Harbor Purchaser, Inc. (Houghton Mifflin Harcourt), First Lien Term Loan B (3 mo. Term SOFR + 5.35%)	9.01%	04/09/2029	2,308	1,882,295
				4,106,171
Retailers (except Food & Drug)–0.69%
Bass Pro Group LLC, Term Loan B (1 mo. Term SOFR + 2.25%)	6.87%	01/23/2032	1,188	1,195,710
PetSmart, Inc., Term Loan B (1 mo. Term SOFR + 4.00%)	7.58%	08/18/2032	626	625,083
				1,820,793
Surface Transport–1.25%
Arcosa Marine Products, Inc.
Revolver Loan(d)(e)(f)	0.00%	04/01/2032	122	120,231
Revolver Loan (6 mo. Term SOFR + 5.00%)(d)(f)	8.70%	04/01/2032	41	40,077
Term Loan B (3 mo. Term SOFR + 5.00%)(d)(f)	8.69%	04/01/2032	1,088	1,074,067
Source Holding Delaware LLC
Delayed Draw Term Loan(d)(e)(f)	0.00%	02/07/2031	369	362,402
Delayed Draw Term Loan (3 mo. Term SOFR + 4.75%)(d)(f)	8.41%	02/07/2031	19	18,722
Revolver Loan(d)(e)(f)	0.00%	02/07/2031	66	64,807
Revolver Loan (3 mo. Term SOFR + 4.75%)(d)(f)	10.50%	02/07/2031	128	125,802
Term Loan A (3 mo. Term SOFR + 4.75%)(d)(f)	8.40%	02/07/2031	895	877,792
STG Distribution, LLC
DIP Term Loan (Acquired 01/16/2026-04/30/2026; Cost $175,654)(d)(h)	8.00%	07/13/2026	180	217,127
PIK Term Loan, 8.00% PIK Rate(d)(k)	8.00%	07/13/2026	184	221,866
Term Loan (Acquired 10/03/2024-01/08/2026; Cost $109,391)(d)(h)(i)(j)	0.00%	10/03/2029	111	180,425
				3,303,318
Telecommunications–2.82%
CoreWeave
Delayed Draw Term Loan(e)	0.00%	11/15/2031	200	205,028
Delayed Draw Term Loan (1 mo. Term SOFR + 4.50%)	8.14%	11/15/2031	110	112,924
Genesys Cloud Services Holdings I LLC, Term Loan B (1 mo. Term SOFR + 2.50%)	6.12%	01/30/2032	693	668,645
Inmarsat Finance PLC (United Kingdom), Term Loan (1 mo. Term SOFR + 4.50%)	8.12%	09/27/2029	968	973,221
Iridium Satellite LLC, Term Loan B (1 mo. Term SOFR + 2.25%)	5.87%	09/20/2030	504	500,157
MLN US HoldCo LLC (dba Mitel)
Term Loan A-1 (1 mo. Term SOFR + 4.00%) (Acquired 06/25/2025-05/27/2026; Cost $548,009)(d)(h)	7.61%	06/20/2028	556	547,101
Term Loan A-2 (1 mo. Term SOFR + 2.00%) (Acquired 06/20/2025-05/27/2026; Cost $1,924,255)(d)(h)	6.00%	06/20/2030	2,170	1,884,251
U.S. TelePacific Corp., Third Lien Term Loan(d)	0.00%	05/02/2027	100	0
ViaSat, Inc., Term Loan B (1 mo. Term SOFR + 4.62%)	8.19%	05/30/2030	970	975,704
Windstream Services LLC, Term Loan B (1 mo. Term SOFR + 4.00%)	7.62%	10/06/2032	793	795,076
Zayo Group Holdings, Inc., Term Loan, 0.50% PIK Rate, 6.74% Cash Rate(k)	6.74%	03/11/2030	790	790,584
				7,452,691
Utilities–0.34%
Eastern Power LLC, Term Loan (1 mo. Term SOFR + 4.75%)	8.37%	04/03/2029	879	884,561
Total Variable Rate Senior Loan Interests (Cost $325,504,263)				290,610,322
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunity Fund

	Shares	Value
Common Stocks & Other Equity Interests–12.97%(l)
Automotive–0.00%
Cabonline, Class D (Acquired 10/30/2023; Cost $57,053) (Sweden)(d)(h)	63,547,434	$7
Cabonline, Class D1 (Acquired 10/30/2023; Cost $2) (Sweden)(d)(h)	2,236,496	1
Cabonline, Class D2 (Acquired 10/31/2023; Cost $2) (Sweden)(d)(h)	1,908,761	0
Muth Mirror Systems LLC(d)(f)	29,146	0
Muth Mirror Systems LLC, Wts.(d)(f)	195,471	0
		8
Beverage & Tobacco–0.00%
City Brewing Company LLC(d)	3,052	630
Building & Development–0.94%
Empire Today LLC(d)	62,606	2,477,945
Lake at Las Vegas Joint Venture LLC, Class A(d)	2,338	0
Lake at Las Vegas Joint Venture LLC, Class B(d)	28	0
		2,477,945
Business Equipment & Services–7.36%
Monitronics International, Inc. (Acquired 06/30/2023-12/16/2025; Cost $2,380,776)(d)(h)	122,556	6,528,558
My Alarm Center LLC, Class A (Acquired 03/09/2021-05/17/2024; Cost $3,184,108)(d)(h)	47,743	12,939,280
		19,467,838
Chemicals & Plastics–0.00%
Flint Group (ColourOz Inv), Class A (Germany)(d)	18,948	0
Containers & Glass Products–0.51%
Klockner (KPERST/Kleopatra) (Luxembourg)	313,884	549,904
Libbey Glass LLC (Acquired 11/13/2020-09/05/2025; Cost $344,530)(d)(h)	76,695	805,297
		1,355,201
Electronics & Electrical–0.00%
Riverbed Technology LLC, Class B (Acquired 07/03/2023; Cost $5,458)(h)	41,988	2,309
Sandvine Corp.(d)	5,849	0
		2,309
Food Service–0.64%
Selecta Group B.V., Class A1 (Acquired 07/31/2025; Cost $1,303,380) (Switzerland)(d)(h)	11,326	1,332,161
Selecta Group B.V., Class A2 (Acquired 07/31/2025; Cost $345,121) (Switzerland)(d)(h)	2,999	352,742
		1,684,903
Forest Products–0.02%
NewLife Forest Restoration LLC(d)	54,171	54,171
Health Care–0.00%
SDB Holdco LLC (Specialty Dental Brands)(d)	5,863,446	6
Home Furnishings–0.20%
Serta Simmons Bedding LLC (Acquired 06/29/2023; Cost $9,550)(h)	61,610	532,649
Industrial Equipment–0.00%
North American Lifting Holdings, Inc. (Acquired 11/26/2013-10/27/2021; Cost $1,576,038)(h)	62,889	2,987
Leisure Goods, Activities & Movies–0.84%
Crown Finance US, Inc.	109,222	2,233,208
VUE Cinemas (VUECIN), Class A1 (Acquired 02/20/2024; Cost $0) (United Kingdom)(d)(h)	2,084	0
VUE Cinemas (VUECIN), Class A2 (Acquired 02/20/2024; Cost $0) (United Kingdom)(d)(h)	1,026,420	1
VUE Cinemas (VUECIN), Class A3 (Acquired 02/20/2024; Cost $0) (United Kingdom)(d)(h)	638,918	1
VUE Cinemas (VUECIN), Class A4 (Acquired 02/20/2024; Cost $0) (United Kingdom)(d)(h)	445,416	1
		2,233,211
Oil & Gas–1.04%
McDermott International Ltd.(m)	106,979	2,674,475
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunity Fund

			Shares		Value
Oil & Gas–(continued)
Samson Investment Co., Class A (Acquired 03/01/2017; Cost $2,932,743)(d)(h)				163,748	$11,463
Tribune Resources LLC (Acquired 04/03/2018; Cost $1,915,487)(d)(h)				376,237	52,673
					2,738,611
Radio & Television–0.00%
iHeartMedia, Inc., Class B(d)(m)				42	205
Retailers (except Food & Drug)–0.00%
Claire’s Stores, Inc.(d)				420	23
Surface Transport–0.77%
Commercial Barge Line Co. (Acquired 02/15/2018-02/06/2020; Cost $743,133)(d)(h)				8,956	902,855
Commercial Barge Line Co., Series B, Wts., expiring 04/30/2045 (Acquired 08/18/2023-05/20/2026; Cost $175,490)(d)(h)				295,360	184,600
Commercial Barge Line Co., Wts., expiring 04/27/2045 (Acquired 02/15/2018-02/06/2020; Cost $781,183)(d)(h)				9,414	949,025
					2,036,480
Telecommunications–0.65%
MLN US HoldCo. LLC (dba Mitel) (Acquired 06/20/2025; Cost $949,642)(d)(h)				263,002	1,730,553
Total Common Stocks & Other Equity Interests (Cost $57,805,693)					34,317,730
	Interest Rate	Maturity Date	Principal Amount (000)
Non-U.S. Dollar Denominated Bonds & Notes–3.23%(n)
Automotive–0.54%
Cabonline Group Holding AB (Sweden) (Acquired 10/13/2023; Cost $168,965)(d)(h)(o)	10.00%	03/19/2028	SEK	1,909	206,730
Cabonline Group Holding AB (Sweden) (Acquired 10/12/2023; Cost $347,109)(d)(h)(i)(o)	12.00%	03/19/2028	SEK	3,818	413,461
Cabonline Group Holding AB (Sweden) (Acquired 03/24/2022; Cost $784,118)(d)(h)(i)(o)	7.50%	04/19/2029	SEK	7,380	799,345
					1,419,536
Financial Intermediaries–2.22%
Sherwood Financing PLC (United Kingdom) (3 mo. EURIBOR + 5.50%)(o)(p)	7.65%	12/15/2029	EUR	3,000	3,531,575
Sherwood Financing PLC (United Kingdom) (3 mo. EURIBOR + 5.50%)(o)(p)	7.65%	12/15/2029	EUR	2,000	2,354,384
					5,885,959
Food Service–0.47%
Selecta Group B.V. (Switzerland)(d)	15.00%	10/01/2030	EUR	1,057	1,233,025
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $7,978,529)					8,538,520
			Shares
Preferred Stocks–2.84%(l)
Health Care–0.00%
SDB Holdco LLC (Specialty Dental Brands), Pfd.(d)				2,844,928	3
Insurance–0.11%
Pinion Insurance Group, Pfd.(d)(f)				288,816	288,816
Oil & Gas–0.00%
Southcross Energy Partners L.P., Pfd. (Acquired 05/07/2019-05/09/2019; Cost $285,287)(d)(h)				288,393	1,702
Surface Transport–2.73%
Commercial Barge Line Co., Series B, Pfd. (Acquired 02/05/2020-10/27/2020; Cost $978,436)(d)(h)				42,058	4,239,867
Commercial Barge Line Co., Series B, Pfd.,Wts., expiring 04/27/2045 (Acquired 02/05/2020-10/27/2020; Cost $687,140)(d)(h)				29,536	2,977,524
					7,217,391
Total Preferred Stocks (Cost $3,120,185)					7,507,912
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunity Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
U.S. Dollar Denominated Bonds & Notes–1.84%
Aerospace & Defense–0.35%
Rand Parent LLC (o)	8.50%	02/15/2030	$890	$917,992
Brokers, Dealers & Investment Houses–0.01%
First Eagle Holdings, Inc. (o)	7.25%	08/15/2032	32	32,480
Building & Development–0.12%
Signal Parent, Inc. (Acquired 09/11/2023-09/27/2023; Cost $438,191)(d)(h)(o)	6.13%	04/01/2029	564	310,087
Chemicals & Plastics–0.01%
BASF Coatings (o)	7.13%	06/15/2033	32	32,276
Containers & Glass Products–0.06%
Sword Purchaser, LLC (o)	8.25%	04/15/2033	149	153,581
Electronics & Electrical–0.16%
ION Platform Finance US, Inc. (o)	7.88%	09/30/2032	243	188,494
ION Platform Finance US, Inc./ION Platform Finance S.a.r.l.(o)	9.00%	08/01/2029	261	240,434
				428,928
Food Products–0.46%
Industrial F&B Investments III, Inc. (o)	7.75%	02/11/2033	107	109,221
Teasdale Foods, Inc.(d)(f)	16.25%	06/18/2026	3,710	0
Viking Baked Goods Acquisition Corp.(o)	8.63%	11/01/2031	1,072	1,098,251
				1,207,472
Health Care–0.03%
HAH Group Holding Co. LLC (o)	9.75%	10/01/2031	100	89,814
Industrial Equipment–0.10%
Columbus McKinnon Corp. (o)	7.13%	02/01/2033	268	271,772
Leisure Goods, Activities & Movies–0.04%
Oak-Eagle AcquireCo, Inc. (o)	7.25%	07/01/2033	94	98,084
Retailers (except Food & Drug)–0.18%
PetSmart LLC/PetSmart Finance Corp. (o)	7.50%	09/15/2032	470	474,011
Telecommunications–0.32%
Level 3 Financing, Inc. (o)	7.00%	03/31/2034	176	182,548
Uniti Services LLC(o)	7.50%	10/15/2033	634	667,701
				850,249
Total U.S. Dollar Denominated Bonds & Notes (Cost $7,768,819)				4,866,746
Asset-Backed Securities–0.23%
Structured Products–0.23%
Rad CLO 19 Ltd., Series 2023-19A, Class D2R (Cayman Islands) (3 mo. Term SOFR + 5.00%) (o)(p) (Cost $600,000)	8.68%	03/20/2038	600	597,811
TOTAL INVESTMENTS IN SECURITIES–130.97% (Cost $402,777,489)				346,439,041
BORROWINGS–(33.27)%				(88,000,000)
OTHER ASSETS LESS LIABILITIES–2.30%				6,087,915
NET ASSETS–100.00%				$264,526,956
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunity Fund

Investment Abbreviations:
DIP	– Debtor-in-Possession
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
LOC	– Letter of Credit
Pfd.	– Preferred
PIK	– Pay-in-Kind
SEK	– Swedish Krona
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Index Average
Wts.	– Warrants
Notes to Consolidated Schedule of Investments:
(a)	Principal amounts are denominated in U.S. dollars unless otherwise noted.
(b)
Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(c)
Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight Financing Rate ("SOFR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding.
(f)	Acquired through direct lending. Direct loans may be subject to liquidity and interest rate risk and certain direct loans may be deemed illiquid.
(g)	This variable rate interest will settle after May 31, 2026, at which time the interest rate will be determined.
(h)	Restricted security. The aggregate value of these securities at May 31, 2026 was $48,070,886, which represented 18.17% of the Fund’s Net Assets.
(i)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2026 was $1,897,422, which represented less than 1% of the Fund’s Net Assets.

(j)	The borrower has filed for protection in federal bankruptcy court.
(k)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(l)	Securities acquired through the restructuring of senior loans.
(m)	Non-income producing security.
(n)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(o)
Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2026 was $12,770,052, which represented 4.83% of the Fund’s Net Assets.

(p)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2026.
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended May 31, 2026.
	Value February 28, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio	$-	$17,538,239	$(17,538,239)	$-	$-	$-	$5,046
Invesco Treasury Portfolio, Institutional Class	-	11,692,160	(11,692,160)	-	-	-	3,348
Total	$-	$29,230,399	$(29,230,399)	$-	$-	$-	$8,394
The aggregate value of securities considered illiquid at May 31, 2026 was $192,750,545, which represented 72.87% of the Fund’s Net Assets.
Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
06/30/2026	Bank of New York Mellon (The)	GBP	1,068,704	USD	1,453,324	$14,174
06/30/2026	Barclays Bank PLC	EUR	571,688	USD	674,747	7,114
06/30/2026	BNP Paribas S.A.	USD	872,996	EUR	750,000	2,874
06/30/2026	Canadian Imperial Bank of Commerce	EUR	54,338,389	USD	63,965,521	507,652
06/30/2026	Royal Bank of Canada	USD	6,434,697	EUR	5,515,902	6,926
06/30/2026	Toronto Dominion Bank	SEK	12,314,254	USD	1,338,529	2,881
Subtotal—Appreciation						541,621
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunity Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
06/30/2026	J.P. Morgan Chase Bank, N.A.	EUR	2,500,000	USD	2,910,888	$(8,681)
06/30/2026	J.P. Morgan Chase Bank, N.A.	USD	2,950,707	EUR	2,500,000	(31,139)
06/30/2026	Wells Fargo Bank N.A.	USD	1,180,288	EUR	1,000,000	(12,460)
Subtotal—Depreciation						(52,280)
Total Forward Foreign Currency Contracts						$489,341

Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
SEK	– Swedish Krona
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunity Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
May 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s (the "Adviser") assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Variable Rate Senior Loan Interests	$—	$134,775,288	$155,835,034	$290,610,322
Common Stocks & Other Equity Interests	2,674,475	3,321,057	28,322,198	34,317,730
Non-U.S. Dollar Denominated Bonds & Notes	—	5,885,959	2,652,561	8,538,520
Preferred Stocks	—	—	7,507,912	7,507,912
U.S. Dollar Denominated Bonds & Notes	—	4,556,659	310,087	4,866,746
Asset-Backed Securities	—	597,811	—	597,811
Total Investments in Securities	2,674,475	149,136,774	194,627,792	346,439,041
Other Investments - Assets*
Investments Matured	—	—	36,722	36,722
Forward Foreign Currency Contracts	—	541,621	—	541,621
	—	541,621	36,722	578,343
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(52,280)	—	(52,280)
Total Other Investments	—	489,341	36,722	526,063
Total Investments	$2,674,475	$149,626,115	$194,664,514	$346,965,104

*	Forward foreign currency contracts are valued at unrealized appreciation (depreciation). Investments matured are shown at value.
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the three months ended May 31, 2026:
	Value 02/28/26*	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3**	Transfers out of Level 3**	Value 05/31/26
Variable Rate Senior Loan Interests	$165,608,829	$38,757,689	$(37,023,357)	$86,309	$(1,271,288)	$(8,655,873)	$715,565	$(2,382,840)	$155,835,034
Common Stocks & Other Equity Interests	28,799,783	1,384,413	(999,934)	—	(6,919,704)	6,059,949	—	(2,309)	28,322,198
Preferred Stocks	7,327,495	—	—	—	—	180,417	—	—	7,507,912
Non-U.S. Dollar Denominated Bonds & Notes	1,111,014	136,143	—	922	—	375,095	1,029,387	—	2,652,561
U.S. Dollar Denominated Bonds & Notes	338,174	144,833	—	17,712	—	(190,632)	—	—	310,087
Investments Matured	36,722	—	—	—	—	—	—	—	36,722
Total	$203,222,017	$40,423,078	$(38,023,291)	$104,943	$(8,190,992)	$(2,231,044)	$1,744,952	$(2,385,149)	$194,664,514
*Prior year balances have been adjusted for a change in security classification.
**Transfers into and out of Level 3 are due to increases or decreases in market activity impacting the available market inputs to determine the price.
Invesco Dynamic Credit Opportunity Fund

The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as Level 3 at period end:
	Fair Value at 05/31/26	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Weighted Average of Unobservable Inputs Based on Fair Value
Variable Rate Senior Loan Interests	$ 155,835,034	Comparable Companies	EBITDA Multiple	6.25x - 10.50x	7.75x
		Discounted Cash Flow Model	Discount Rate	7.79% - 13.39%	9.99%
		Loan Origination Value	Original Cost	98.00% - 99.50% of Par	98.76% of Par
		Third-Party Pricing	Broker Quote	92.50% - 96.14% of Par	94.10% of Par
Common Stocks & Other Equity Interests	28,322,198	Comparable Companies	EBITDA Multiple	3.44x 8.00x	5.26x
Preferred Stocks	7,507,912	Comparable Companies	EBITDA Multiple	8.50x	8.50x
Non-U.S. Dollar Denominated Bonds & Notes	2,652,561	Valued at Cost	Acquisition Cost	100.00% of Par	-
U.S. Dollar Denominated Bonds & Notes	310,087	Discounted Cash Flow Model	Discount Rate	19.85%	-
Investments Matured	36,722	Comparable Companies	EBITDA Multiple	7.25x	-
Total	$ 194,664,514
Invesco Dynamic Credit Opportunity Fund